Intangible assets, net	12 Months Ended
Dec. 31, 2023
Intangible assets, net
Intangible assets, net
13.	Intangible assets, net
Intangible assets, net consist of the following:

	As of December 31, 2022
	Weighted- Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Impairment Amount	Net Carrying Amount

	Year	(RMB in millions)
Non-compete	8.0	2,467	(2,279)	—	188
Domain names and trademarks	17.8	6,756	(1,440)	(27)	5,289
Customer relationship	8.7	2,823	(765)	(60)	1,998
Technology and others	5.4	2,890	(1,141)	(85)	1,664

Total	12.1	14,936	(5,625)	(172)	9,139

	As of December 31, 2023
	Weighted- Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Impairment Amount	Net Carrying Amount

	Year	(RMB in millions)
Non-compete	8.0	2,467	(2,407)	—	60
Domain names and trademarks	17.8	6,756	(1,855)	(551)	4,350
Customer relationship	8.7	2,823	(1,087)	(60)	1,676
Technology and others	5.4	2,842	(1,546)	(447)	849

Total	12.1	14,888	(6,895)	(1,058)	6,935

Amortization expenses for intangible assets were RMB956 million, RMB1,248 million and RMB1,304 million for the years ended December 31, 2021, 2022 and 2023, respectively. No impairment loss
was recorded for the years ended December 31, 2021 and 2022, respectively. For the year ended December 31, 2023, the Group recorded an impairment loss of RMB902 million for the intangible assets identified
from the acquisition of Dada.
As of December 31, 2023, amortization expenses related to the intangible assets for future periods are estimated to be as follows:

	For the year ended December 31,
	2024	2025	2026	2027	2028	2029 and thereafter

	(RMB in millions)

Amortization expenses	1,173	897	738	699	568	2,860